Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured on Recurring and Nonrecurring Basis (FY) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Measurements, Recurring [Member]
Assets, fair value			$ 87
Derivative Liabilities				$ 1,964
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Derivative Liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Derivative Liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value			87
Derivative Liabilities				1,964
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value		$ 50	50	50
Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value	[1]	50	50	50
Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Money Market Funds [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value		288	369	4,345
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value	[2]	288	369	4,345
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Non-recurring Investment in Yima Joint Venture [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Non-recurring Investment in Yima Joint Venture [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Non-recurring Investment in Yima Joint Venture [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Non-recurring Investment in Yima Joint Venture [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, fair value
Non-recurring Investment in Yima Joint Ventures [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, fair value				5,000
Non-recurring Investment in Yima Joint Ventures [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, fair value
Non-recurring Investment in Yima Joint Ventures [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, fair value
Non-recurring Investment in Yima Joint Ventures [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, fair value	[3]			$ 5,000

[1]	Amount included in current assets on the Company's consolidated balance sheets.
[2]	Amount included in cash and cash equivalents on the Company's consolidated balance sheets.
[3]	Significant unobservable inputs were used to calculate the fair value of the investment in Yima Joint Venture. These inputs included forecasted methanol and coal prices, calculated discount rates and discount for lack of marketability as the majority owner is a state-owned entity in China, volatility analysis and information received from the joint venture.